Reversal of (provision for) impairment losses due to credit loss_Reversal of (provision for) Impairment Losses due to credit loss (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Disclosure of impairment losses due to credit loss [Abstract]
Net provision of allowance for credit losses	₩ (3,297,000,000)		₩ (2,027,000,000)		₩ 0
Reversal of (provision for) impairment loss due to credit loss on securities at amortized cost	1,415,000,000		(1,922,000,000)
Provision for credit loss on loan and other financial assets at amortized cost	(385,758,000,000)		(415,084,000,000)		0
Impairment losses due to credit loss	0		0		(862,273,000,000)
Reversal of provision on guarantee	4,352,000,000		105,985,000,000		55,424,000,000
Reversal of provision on (provision for) unused loan commitment	9,044,000,000		(16,526,000,000)		21,716,000,000
Total	₩ (374,244,000,000)	$ (323,881)	₩ (329,574,000,000)	[1]	₩ (785,133,000,000)	[1]

[1]	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.